Pensions and Other Post-retirement Benefit Plans (Tables)	12 Months Ended
Jul. 01, 2016
Compensation and Retirement Disclosure [Abstract]
Obligations and Funded Status
The changes in the benefit obligations and plan assets for the Japanese defined benefit pension plans were as follows for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of period	$231	$255	$234
Service cost	8	9	10
Interest cost	3	4	4
Actuarial loss	52	16	13
Benefits paid	(16)	(8)	(7)
Settlement/Curtailment	(1)	—	—
Other(1)	—	—	8
Non-U.S. currency movement	49	(45)	(7)
Benefit obligation at end of period	326	231	255
Change in plan assets:
Fair value of plan assets at beginning of period	185	191	167
Actual return on plan assets	(14)	22	15
Employer contributions	20	14	14
Benefits paid	(16)	(8)	(7)
Other(1)	—	—	7
Non-U.S. currency movement	37	(34)	(5)
Fair value of plan assets at end of period	212	185	191
Unfunded status at end of year	$114	$46	$64

(1)
During fiscal 2014 the Japan entity assumed benefit obligations and plan assets from Hitachi Ltd. (“Hitachi”). These pension obligations related to former Hitachi employees who were hired into the HGST Japan entity during or soon after the 2012 acquisition of HGST by the Company.

Unfunded Amounts Recognized on Consolidated Balance Sheets
The following table presents the unfunded amounts related to the Japanese defined pension plans as recognized on the Company’s consolidated balance sheets as of July 1, 2016 and July 3, 2015:

	July 1, 2016	July 3, 2015
	(in millions)
Current liabilities	$—	$1
Non-current liabilities	114	45
Net amount recognized	$114	$46

Weighted-Average Assumptions
The weighted-average actuarial assumptions used to determine benefit obligations for the Japanese defined benefit pension plans were as follows for 2016, 2015 and 2014:

	2016	2015	2014
Discount rate	0.4%	1.3%	1.6%
Rate of compensation increase	0.8%	0.9%	1.0%
The weighted-average actuarial assumptions used to determine benefit costs for the Japanese defined benefit pension plans were as follows for 2016, 2015 and 2014:

	2016	2015	2014
Discount rate	1.3%	1.6%	1.6%
Expected long-term rate of return on plan assets	2.5%	3.5%	3.5%
Rate of compensation increase	0.9%	1.0%	0.9%

Japanese Defined Benefit Pension Plans' Major Asset Categories and Their Associated Fair Values
The following tables present the Japanese defined benefit pension plans’ major asset categories and their associated fair values as of July 1, 2016 and July 3, 2015:

	July 1, 2016
	Level 1	Level 2	Level 3	Total
	(in millions)
Equity:
Equity securities(1)	$(1)	$—	$—	$(1)
Equity commingled/mutual funds(1)(2)	—	72	—	72
Fixed income commingled/mutual funds(1)(3)	—	129	—	129
Cash and short-term investments	9	3	—	12
Fair value of plan assets	$8	$204	$—	$212

	July 3, 2015
	Level 1	Level 2	Level 3	Total
	(in millions)
Equity commingled/mutual funds(1)(2)	$—	$65	$—	$65
Fixed income commingled/mutual funds(1)(3)	—	112	—	112
Cash and short-term investments	6	2	—	8
Fair value of plan assets	$6	$179	$—	$185

(1)	Commingled funds represent pooled institutional investments.

(2)	Equity mutual funds invest primarily in equity securities.

(3)	Fixed income mutual funds invest primarily in fixed income securities.